April 27, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Mr. Mark Cowan
           Document Control - EDGAR

RE:            AXP Variable Portfolio - Partners Series, Inc.
               RiverSource Variable Portfolio - Fundamental Value Fund Post-Effective Amendment No. 15
           File Nos. 333-61346/811-10383

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 15 (Amendment). This Amendment was filed electronically on April 21, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
- ---------------------------
    Christopher O. Petersen
    Vice President & Group Counsel
    Ameriprise Financial, Inc.